Debt - Receivables Securitization Agreement (Details) - UScellular - Receivables securitization facility - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2020
Debt Instrument [Line Items]
Amounts borrowed	$ 25,000,000			$ 125,000,000
Maximum borrowing capacity	300,000,000
Repayment of debt	100,000,000
Amount available for use	275,000,000
Assets available to be pledged	205,000,000
Unused commitment fees	$ 1,000,000	$ 1,000,000	$ 1,000,000